Fixed Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 103	$ 5,005	$ 103